Aircraft sublease	12 Months Ended
Dec. 31, 2024
Disclosure of aircraft sublease receivables [Abstract]
Aircraft sublease	AIRCRAFT SUBLEASE
9.1Accounting policies
The aircraft subleases are transactions whereby the lessee, in this case the Company, subleases an asset that is leased from a third party, thus becoming an intermediate lessor. IFRS 16 – Leases, requires an intermediate lessor to classify the sublease as finance or operating.
Considering that the contracts entered by the Company covered most of the term of the head lease, the subleases were accounted for as follows:
•Derecognition of the right-of-use asset related to the head lease and recognition of the receivables arising from the sublease contracts at present value;
•Recognition in profit or loss for the year of any difference between the right of use written off and the receivables arising from the sublease contract at present value;
•Maintenance of the lease obligations of the host contract in the statement of financial position;
•Recognition of financial income over the term of the sublease; and
•Recognition of financial expenses relating to the obligations of the host lease contract.
As of December 31, 2024, the Company did not have any sublease (3 aircraft of December 31, 2023).
9.2Breakdown of aircraft sublease

	December 31,
Description	2024	2023

2024	—	15,386
2025	—	15,386
2026	—	4,001

Gross sublease	—	34,773
Accrued interest	—	(3,971)
Net sublease	—	30,802

Current	—	14,592
Non-current	—	16,210